NATURE OF BUSINESS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Nature Of Business
State of incorporation	Florida	Florida
Date of incorporation	Apr. 21, 2011	Apr. 21, 2011